Impairment Charges (Details Textual) (USD $)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Dec. 26, 2010	Sep. 19, 2010	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011 Vessels	Dec. 26, 2010	Dec. 20, 2009
Impairment Charges (Textual) [Abstract]
Impairment charge	$ 257,000	$ 2,818,000	$ 800,000	$ 1,800,000	$ 257,000	$ 2,818,000	$ 2,997,000	$ 2,655,000	$ 1,867,000
Number of vessels tested for potential impairment							2
Alaska Trade [Member]
Impairment Charges (Textual) [Abstract]
Number of Vessels							1
U.S East Coast [Member]
Impairment Charges (Textual) [Abstract]
Number of Vessels							1
U.S. West Coast [Member]
Impairment Charges (Textual) [Abstract]
Number of Vessels							1
Cranes [Member]
Impairment Charges (Textual) [Abstract]
Impairment charge to write down carrying value							2,800,000
Fair Value of assets less costs to sell							15,400,000
Equipment [Member]
Impairment Charges (Textual) [Abstract]
Impairment charge							2,997,000	2,655,000
Vessels [Member]
Impairment Charges (Textual) [Abstract]
Impairment charge									1,867,000
Spare Vessels [Member]
Impairment Charges (Textual) [Abstract]
Impairment charge							$ 1,900,000
Number of Vessels							5